Shareholder Report, Line Graph (Details) 195841_NEOS Enhanced Income Credit Select ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
NEOS Enhanced Income Credit Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name											NEOS Enhanced Income Credit Select ETF NAV
Accumulated Value	$ 14,839	$ 14,138	$ 13,340	$ 13,654	$ 13,328	$ 12,021	$ 11,364	$ 11,404	$ 11,016	$ 9,825	$ 15,854
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,637	11,493	10,891	12,520	12,716	11,828	10,880	10,879	10,506	10,235	$ 12,486
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	$ 16,386	$ 15,145	$ 13,351	$ 15,032	$ 14,279	$ 13,331	$ 11,661	$ 11,909	$ 11,077	$ 9,457	$ 17,799